Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	CEO (1)		Other NEOs (1)		Value of Initial Fixed $100 Investment Based on:		(in millions)
Year	Summary Compensation Table Total for CEO (2)	Compensation “Actually Paid” to CEO (3)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (2)	Average Compensation “Actually Paid” to Non-CEO Named Executive Officers (3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)	Net Income (6)	Adjusted EBITDA (7)
2024	$4,685,477	$3,771,559	$2,340,913	$2,111,427	$76	$120	$45	$317
2023	4,500,834	5,326,807	2,229,401	2,530,474	117	161	878	1,164
2022	4,320,837	7,652,325	2,041,230	3,691,411	106	134	644	1,369
2021	3,910,359	4,620,202	1,330,721	2,353,266	49	73	74	301
2020	3,164,806	1,592,473	1,755,011	1,170,816	39	54	(320)	126

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Our principal executive officer for each of the years indicated was our CEO, Mr. Lamp. Our named executive officers other than our CEO (“Other NEOs”) were as follows:

2024	2023	2022	2021	2020
Dane J. Neumann	Dane J. Neumann	Dane J. Neumann	Dane J. Neumann	Mark A. Pytosh
Mark A. Pytosh	Mark A. Pytosh	Mark A. Pytosh	Mark A. Pytosh	Melissa M. Buhrig
Melissa M. Buhrig	Melissa M. Buhrig	Melissa M. Buhrig	Melissa M. Buhrig	Tracy Jackson*
Michael H. Wright, Jr.	Michael H. Wright, Jr.	Michael H. Wright, Jr.	C. Douglas Johnson	David Landreth*
Tracy Jackson*
David Landreth*
*    Ms. Jackson resigned in August 2021, and prior to her resignation was the Company’s Executive Vice President and Chief Financial Officer; Mr. Landreth retired in March 2021, and prior to his retirement served as the Company’s Executive Vice President and Chief Commercial Officer.

Peer Group Issuers, Footnote	The “Peer Group TSR” set forth in this table utilizes a custom group of peer companies, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Annual Report. This “Peer Group” is comprised of Delek US Holdings, Inc. (NYSE: DK); HF Sinclair Corporation (NYSE: DINO); Marathon Petroleum Corp. (NYSE: MPC); Par Pacific Holdings, Inc. (NYSE: PARR); PBF Energy Inc. (NYSE: PBF); and Valero Energy Corporation (NYSE: VLO). For each covered year, represents the cumulative total stockholder return on an initial fixed $100 investment in the Peer Group from December 31, 2019 through December 31 of each covered year.
PEO Total Compensation Amount	$ 4,685,477	$ 4,500,834	$ 4,320,837	$ 3,910,359	$ 3,164,806
PEO Actually Paid Compensation Amount	$ 3,771,559	5,326,807	7,652,325	4,620,202	1,592,473
Adjustment To PEO Compensation, Footnote	The compensation “actually paid” to our CEO and the average compensation “actually paid” to the Other NEOs in each of the years indicated has been computed in accordance with Item 402(v) of Regulation S-K. These amounts do not represent compensation actually earned, realized, or received by our CEO or the Other NEOs, but instead reflect the adjustments required by Item 402(v) of Regulation S-K to the amounts reported in the Summary Compensation Table for our CEO and the Other NEOs as detailed in the tables below in this note 3:

Compensation “Actually Paid” to CEO and Other NEOs
Year	As Reported in Summary Compensation Table (a)		Equity Award Adjustments					Total Compensation “Actually Paid”
	Total	Stock Awards	Year End Fair Value of Awards Granted During Year and Unvested as of Year End (b)	Year over Year Change in Fair Value of Awards Unvested for Entire Year (c)	Change in Fair Value of Awards that Vest when Granted in a Prior Year (d)	Accrued Distributions Paid at Vesting (e)	Forfeiture of Awards Granted in Prior Year (f)
CEO
2024	$4,685,477	$(1,726,419)	$1,627,419	$(563,411)	$(622,480)	$370,973	$—	$3,771,559
2023	4,500,834	(1,592,076)	1,580,600	(54,186)	(30,659)	922,294	—	5,326,807
2022	4,320,837	(1,247,425)	1,312,770	1,352,409	1,245,482	668,252	—	7,652,325
2021	3,910,359	(1,196,795)	1,219,280	191,682	89,723	405,953	—	4,620,202
2020	3,164,806	(2,144,005)	1,999,103	(894,597)	(602,102)	69,268	—	1,592,473

Compensation “Actually Paid” to CEO and Other NEOs
Year	As Reported in Summary Compensation Table (a)		Equity Award Adjustments					Total Compensation “Actually Paid”
	Total	Stock Awards	Year End Fair Value of Awards Granted During Year and Unvested as of Year End (b)	Year over Year Change in Fair Value of Awards Unvested for Entire Year (c)	Change in Fair Value of Awards that Vest when Granted in a Prior Year (d)	Accrued Distributions Paid at Vesting (e)	Forfeiture of Awards Granted in Prior Year (f)
Other NEOs
2024	$2,340,913	$(879,166)	$838,716	$(206,272)	$(179,409)	$196,645	$—	$2,111,427
2023	2,229,401	(779,349)	782,206	(82,404)	(310,246)	690,866	—	2,530,474
2022	2,041,230	(723,600)	784,786	534,193	649,092	405,710	—	3,691,411
2021	1,330,721	(436,378)	442,793	788,633	444,708	91,482	(308,693)	2,353,266
2020	1,755,011	(1,071,212)	1,110,613	(383,544)	(300,042)	59,990	—	1,170,816

(a)Reflects, for our CEO, the applicable amounts reported in the Summary Compensation Table and for the Other NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the years indicated.
(b)Reflects, with respect to our CEO, the fair value and with respect to the Other NEOs, the average of the fair values, as of the end of the covered year of awards granted in the covered year that remained outstanding and unvested (in whole or in part) as of the end of the covered year.
(c)Reflects, with respect to our CEO, the change in fair value, and with respect to the Other NEOs, the average change in fair values, from the end of the prior year to the end of the covered year of awards granted in a prior year that remained outstanding and unvested (in whole or in part) as of the end of the covered year.
(d)Reflects, with respect to our CEO, the change in fair value, and with respect to the Other NEOs, the average change in fair values, from the end of the prior year to the day awards became vested in the covered year, in accordance with the award agreements, when such awards were granted in a prior year.
(e)Reflects, with respect to our CEO, the value, and with respect to the Other NEOs, the average value of accrued distributions paid on the date awards became vested.
(f)Reflects, with respect to our CEO, the fair value, and with respect to the Other NEOs, the average of the fair values, as of the end of the prior year of awards that failed to vest and were forfeited in the covered year.

Non-PEO NEO Average Total Compensation Amount	$ 2,340,913	2,229,401	2,041,230	1,330,721	1,755,011
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,111,427	2,530,474	3,691,411	2,353,266	1,170,816
Adjustment to Non-PEO NEO Compensation Footnote	The compensation “actually paid” to our CEO and the average compensation “actually paid” to the Other NEOs in each of the years indicated has been computed in accordance with Item 402(v) of Regulation S-K. These amounts do not represent compensation actually earned, realized, or received by our CEO or the Other NEOs, but instead reflect the adjustments required by Item 402(v) of Regulation S-K to the amounts reported in the Summary Compensation Table for our CEO and the Other NEOs as detailed in the tables below in this note 3:

Compensation “Actually Paid” to CEO and Other NEOs
Year	As Reported in Summary Compensation Table (a)		Equity Award Adjustments					Total Compensation “Actually Paid”
	Total	Stock Awards	Year End Fair Value of Awards Granted During Year and Unvested as of Year End (b)	Year over Year Change in Fair Value of Awards Unvested for Entire Year (c)	Change in Fair Value of Awards that Vest when Granted in a Prior Year (d)	Accrued Distributions Paid at Vesting (e)	Forfeiture of Awards Granted in Prior Year (f)
CEO
2024	$4,685,477	$(1,726,419)	$1,627,419	$(563,411)	$(622,480)	$370,973	$—	$3,771,559
2023	4,500,834	(1,592,076)	1,580,600	(54,186)	(30,659)	922,294	—	5,326,807
2022	4,320,837	(1,247,425)	1,312,770	1,352,409	1,245,482	668,252	—	7,652,325
2021	3,910,359	(1,196,795)	1,219,280	191,682	89,723	405,953	—	4,620,202
2020	3,164,806	(2,144,005)	1,999,103	(894,597)	(602,102)	69,268	—	1,592,473

Compensation “Actually Paid” to CEO and Other NEOs
Year	As Reported in Summary Compensation Table (a)		Equity Award Adjustments					Total Compensation “Actually Paid”
	Total	Stock Awards	Year End Fair Value of Awards Granted During Year and Unvested as of Year End (b)	Year over Year Change in Fair Value of Awards Unvested for Entire Year (c)	Change in Fair Value of Awards that Vest when Granted in a Prior Year (d)	Accrued Distributions Paid at Vesting (e)	Forfeiture of Awards Granted in Prior Year (f)
Other NEOs
2024	$2,340,913	$(879,166)	$838,716	$(206,272)	$(179,409)	$196,645	$—	$2,111,427
2023	2,229,401	(779,349)	782,206	(82,404)	(310,246)	690,866	—	2,530,474
2022	2,041,230	(723,600)	784,786	534,193	649,092	405,710	—	3,691,411
2021	1,330,721	(436,378)	442,793	788,633	444,708	91,482	(308,693)	2,353,266
2020	1,755,011	(1,071,212)	1,110,613	(383,544)	(300,042)	59,990	—	1,170,816

(a)Reflects, for our CEO, the applicable amounts reported in the Summary Compensation Table and for the Other NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the years indicated.
(b)Reflects, with respect to our CEO, the fair value and with respect to the Other NEOs, the average of the fair values, as of the end of the covered year of awards granted in the covered year that remained outstanding and unvested (in whole or in part) as of the end of the covered year.
(c)Reflects, with respect to our CEO, the change in fair value, and with respect to the Other NEOs, the average change in fair values, from the end of the prior year to the end of the covered year of awards granted in a prior year that remained outstanding and unvested (in whole or in part) as of the end of the covered year.
(d)Reflects, with respect to our CEO, the change in fair value, and with respect to the Other NEOs, the average change in fair values, from the end of the prior year to the day awards became vested in the covered year, in accordance with the award agreements, when such awards were granted in a prior year.
(e)Reflects, with respect to our CEO, the value, and with respect to the Other NEOs, the average value of accrued distributions paid on the date awards became vested.
(f)Reflects, with respect to our CEO, the fair value, and with respect to the Other NEOs, the average of the fair values, as of the end of the prior year of awards that failed to vest and were forfeited in the covered year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Adjusted EBITDA
TSR
Operational Reliability

Total Shareholder Return Amount	$ 76	117	106	49	39
Peer Group Total Shareholder Return Amount	120	161	134	73	54
Net Income (Loss)	$ 45,000,000	$ 878,000,000	$ 644,000,000	$ 74,000,000	$ (320,000,000)
Company Selected Measure Amount	317,000,000	1,164,000,000	1,369,000,000	301,000,000	126,000,000
PEO Name	Mr. Lamp
Additional 402(v) Disclosure
SEC rules require us to disclose the following information regarding named executive officer compensation in relation to certain financial performance information about the Company.
Reflects, for our CEO, the total compensation reported in the Summary Compensation Table and for the Other NEOs, the average total compensation reported in the Summary Compensation Table in each of the years indicated.For each covered year, represents the cumulative total stockholder return on an initial fixed $100 investment in CVR Energy common stock from December 31, 2019 through December 31 of each covered year.Represents the amount of Net Income reflected in our consolidated financial statements for each covered year.
The following graphical comparisons illustrate the relationships of the compensation “actually paid” to the CEO and the average compensation “actually paid” to the Other NEOs to (i) CVR Energy’s TSR and the Peer Group TSR, (ii) CVR Energy’s net income, and (iii) Adjusted EBITDA.
The table below contains an unranked list of the most important financial performance measures we use to link executive compensation “actually paid” to performance.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to compensation “actually paid” to our CEO and the Other NEOs in 2024. Adjusted EBITDA is a non-GAAP financial measure. For an explanation of how we use Adjusted EBITDA and a reconciliation, please see “Non-GAAP Reconciliations” in Item 7, Management’s Discussion and Analysis of Financial Condition and Results of Operations in the 2024 Annual Report. This performance measure may not have been the most important financial performance measure for the years reflected, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Operational Reliability
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,726,419)	$ (1,592,076)	$ (1,247,425)	$ (1,196,795)	$ (2,144,005)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,627,419	1,580,600	1,312,770	1,219,280	1,999,103
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(563,411)	(54,186)	1,352,409	191,682	(894,597)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(622,480)	(30,659)	1,245,482	89,723	(602,102)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	370,973	922,294	668,252	405,953	69,268
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(879,166)	(779,349)	(723,600)	(436,378)	(1,071,212)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	838,716	782,206	784,786	442,793	1,110,613
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(206,272)	(82,404)	534,193	788,633	(383,544)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,409)	(310,246)	649,092	444,708	(300,042)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(308,693)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 196,645	$ 690,866	$ 405,710	$ 91,482	$ 59,990